OMB APPROVAL
                                   OMB NUMBER:
                                   3235-0456
                                   EXPIRES: AUGUST 31, 2000

             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                            Form 24f-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2


           Read instructions at end of Form before
           preparing Form. Please print or type.



1.   Name and address of issuer:

     Morgan Stanley Dean Witter Strategist Fund
     Two World Trade Center, 70th Floor
     New York, N.Y.   10048

2.   The name of each series or class of
     securities for
     which this Form is filed ( If the Form is

     being filed for all series and classes of

     securities of the issuer, check the box but

     do not list the series or classes) :

                                             [ x ]

3.   Investment Company Act File Number:  33-23669

     Securities Act File Number:  811-5634

4   (a).     Last day of fiscal year for which this
             Form is filed:  07/31/98


4   (b).     [    ] Check box if this Form is being
             filed late (i.e., more than 90 calendar
             days after the end of the issuer's fiscal
             year). (See Instruction A.2)


    Note: If this Form is being filed late, interest
    must be
    paid on the registration fee due.
4   (c).     [ ] Check box if this is the last time
    the issuer will be filing this Form.




5.  Calculation of registration fee:

(i) Aggregate sale price of securities sold
    during
    fiscal year pursuant to section 24(f):
                                         $367,050,984.02


(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                                          $ 328,190,304,74



(iii)Aggregate price of securities redeemed
     or repurchased during any prior fiscal
     year ending no earlier than October 11,
     1995 that were not previously used to
     reduce registration fees payable to the
     Commission:                         $ 0.00


(iv)Total available redemption credits [add
    Items 5(ii) and 5(iii)] :
                                         $(328,190,340.74)



(v) Net sales - if Item 5(i) is greater
    than Item 5(iv) [subtract Item 5(iv)
    from item 5(i)] :
                                        $ 38,860,679.28

(vi Redemption credits available for use in future years if Item 5(i) is less than
    Item 5(iv) [subtract Item 5(iv) from
    Item 5(i)]:

                                        $0.00

(vii)Multiplier for determining
     registration fee (See Instruction C.9):
                                        0.000295


(viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter 0 if no fee is due):
                                       =$11,463.51


6. Prepaid Shares
   If the response to Item 5(i) was determined by deduction and amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule
   24e2], then report the amount of securities
   (number of shares or other units) deducted here: If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
   Instruction D):
                +$0.00


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                =11,463.95
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
   September 16, 1998



   Method of Delivery:
                                   [X] Wire Transfer
                                   [  ] Mail or other means




                  SIGNATURES

   This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By (Signature and Title)* /s/Barry Fink
                                Barry Fink
                                Vice President

   Date   September 18, 1998
           *Please print the name and title of
            the signing officer below the signature.